UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 to December 31, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2015 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK
Australia — 5.9%
BlueScope Steel Ltd.	3,021	$10
Downer EDI Ltd.	54,620	142
Evolution Mining Ltd.	161,395	164
Fairfax Media Ltd.	44,792	30
Genworth Mortgage Insurance Australia Ltd.	48,250	96
Sigma Pharmaceuticals Ltd.	48,175	30
Star Entertainment Grp Ltd.	9,932	36

		508

Austria — 0.7%
Austria Technologie & Systemtechnik AG	3,670	58

Belgium — 1.7%
AGFA-Gevaert NV1	25,197	143

Canada — 4.1%
Bird Construction Inc.	4,600	43
Dream Global Real Estate Investment Trust[2]	2,500	16
Dream Office Real Estate Investment Trust[2]	1,200	15
Morguard Real Estate Investment Trust[2]	2,300	23
Northview Apartment Real Estate Investment Trust[2]	1,900	24
RONA Inc.	900	8
Transcontinental Inc., Class A	11,300	141
Yellow Pages Ltd.[1]	7,800	86

		356

China — 7.2%
China Aoyuan Property Group Ltd.	254,000	53
China Lesso Group Holdings Ltd.	20,000	14
Fantasia Holdings Group Co. Ltd.	733,500	87
Future Land Development Holdings Ltd.	54,000	9
Huangshan Tourism Development Co. Ltd., Class B	20,000	41
Lao Feng Xiang Co. Ltd., Class B	36,752	157
Shanghai Diesel Engine Co. Ltd., Class B	22,900	21
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	28,000	66
Shanghai Mechanical and Electrical Industry Ltd., Class B	57,100	176

		624

Denmark — 2.0%
DFDS A/S	4,424	172

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

France — 2.0%
Sartorius Stedim Biotech	457	$175

Germany — 3.2%
Deutsche Beteiligungs AG	5,455	176
Patrizia Immobilien AG	3,146	92
Suedzucker AG	506	10

		278

Ireland — 1.4%
Hibernia REIT PLC[2]	80,732	123

Italy — 4.4%
A2A SpA	6,945	9
ASTM SpA	12,648	159
Banca IFIS SpA	378	12
DiaSorin SpA	187	10
Immobiliare Grande Distribuzione SIIQ SpA[2]	178,088	170
Iren SpA	11,670	19

		379

Japan — 18.7%
Alpine Electronics Inc.	4,500	70
Alps Electric Co. Ltd.	3,000	81
CONEXIO Corp.	3,000	28
DTS Corp.	800	18
EDION Corp.	4,700	36
Foster Electric Co. Ltd.	1,800	39
Geo Holdings Corp.	7,500	118
K’s Holdings Corp.	1,800	61
Matsumotokiyoshi Holdings Co. Ltd.	500	25
Nichi-Iko Pharmaceutical Co. Ltd.	1,900	46
Pioneer Corp.[1]	39,700	109
Rohto Pharmaceutical Co. Ltd.	500	10
Sojitz Corp.	85,900	180
Sumitomo Forestry Co. Ltd.	5,400	73
Taiyo Yuden Co. Ltd.	3,500	49
Takasago Thermal Engineering Co. Ltd.	2,700	39
Toda Corp.	27,000	144
Toho Holdings Co. Ltd.	7,800	190
Towa Pharmaceutical Co. Ltd.	2,400	149
Toyota Boshoku Corp.	800	16
UKC Holdings Corp.	2,000	45
Yaoko Co. Ltd.	1,000	42

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)
Yuasa Trading Co. Ltd.	1,800	$45

		1,613

Malaysia — 2.0%
Top Glove Corp. BHD	54,000	171

Mexico — 1.9%
Macquarie Mexico Real Estate Management SA de CV1,2	129,300	164

Netherlands — 0.1%
BinckBank NV	1,126	10

New Zealand — 4.4%
Air New Zealand Ltd.	92,785	187
Fisher & Paykel Healthcare Corp. Ltd.	7,526	46
Nuplex Industries Ltd.	44,631	145

		378

Norway — 2.6%
Aker ASA, Class A	6,084	112
BW LPG Ltd.	13,853	114

		226

Philippines — 1.2%
Cebu Air Inc.	58,390	102

Singapore — 0.2%
Mapletree Logistics Trust[2]	23,800	17

South Africa — 0.9%
Emira Property Fund Ltd.[2]	38,117	40
Telkom SA Ltd.	9,017	37

		77

South Korea — 4.4%
Daeduck GDS Co. Ltd.	3,132	26
Korea Petrochemical Industries Co. Ltd.	775	112
Korean Reinsurance Co.	12,584	151
Tongyang Life Insurance	9,351	93

		382

Spain — 1.3%
Corp. Financiera Alba SA	2,519	109

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Sweden — 8.4%
Axfood AB	9,547	$165
Bilia AB, Class A	7,780	176
Byggmax Group AB	15,301	157
Dios Fastigheter AB	1,304	10
Lifco AB, Class B	378	10
SAS AB1	70,881	204

		722

Taiwan — 3.7%
Coretronic Corp.	73,000	60
Elitegroup Computer Systems Co. Ltd.	146,000	90
Kindom Construction Co.	180,000	89
Primax Electronics Ltd.	39,000	49
Taiwan Surface Mounting Technology Co. Ltd.	30,450	27
Tripod Technology Corp.	5,000	9

		324

Thailand — 2.0%
AP Thailand PCL	101,700	15
Bangchak Petroleum PCL	23,400	21
Thai Vegetable Oil	220,300	137

		173

Turkey — 1.3%
Cimsa Cimento Sanayi VE Ticaret AS	21,740	114

United Kingdom — 11.3%
Costain Group PLC	4,427	25
Debenhams PLC	40,289	43
Greggs PLC	9,011	175
Hargreaves Services PLC	5,899	22
Home Retail Group PLC	57,166	84
Indivior PLC	57,053	158
Lookers PLC	15,566	42
Man Group PLC	74,583	192
Northgate PLC	4,283	25
Phoenix Group Holdings	11,077	149
Trinity Mirror PLC	24,334	60

		975

Total Common Stock
(Cost $8,060) — 97.0%		8,373

EXCHANGE TRADED FUND
Market Vectors India Small-Cap Index ETF	4,000	173

Total Exchange Traded Fund
(Cost $167) — 2.0%		173

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040%**	37,278	$37

Total Short-Term Investment
(Cost $37) — 0.4%		37

Total Investments — 99.4%
(Cost $8,264)‡		8,583

Other Assets in Excess of Liabilities — 0.6%		50

Net Assets — 100.0%		$8,633

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2015.
1	Non-income producing security.
2	Real Estate Investment Trust.

ETF	Exchange Traded Fund

‡	At December 31, 2015, the tax basis cost of the Fund’s investments was $8,264 and the unrealized appreciation and depreciation were $1,001 and ($682), respectively.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2015:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$—	$508	$—	$508
Austria	—	58	—	58
Belgium	143	—	—	143
Canada	356	—	—	356
China	—	624	—	624
Denmark	—	172	—	172
France	—	175	—	175
Germany	—	278	—	278
Ireland	—	123	—	123
Italy	159	220	—	379
Japan	—	1,613	—	1,613
Malaysia	—	171	—	171
Mexico	164	—	—	164
Netherlands	—	10	—	10
New Zealand	—	378	—	378
Norway	—	226	—	226
Philippines	—	102	—	102
Singapore	—	17	—	17
South Africa	—	77	—	77

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2015 (Unaudited)

Investments in Securities	Level 1	Level 2†	Level 3	Total
South Korea	$—	$382	$—	$382
Spain	—	109	—	109
Sweden	—	722	—	722
Taiwan	—	324	—	324
Thailand	—	173	—	173
Turkey	—	114	—	114
United Kingdom	22	953	—	975

Total Common Stock	844	7,529	—	8,373

Exchange Traded Fund	173	—	—	173

Short-Term Investment	37	—	—	37

Total Investments in Securities	$1,054	$7,529	$—	$8,583

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading or due to “foreign line” securities using “local line” prices.

For the quarter ended December 31, 2015, there were no transfers between Level 1 and Level 2 investments in securities.

For the quarter ended December 31, 2015, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

CCM-QH-006-0300

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 26, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: February 26, 2016